Intangibles Assets, Net - Schedule of Intangible Assets (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cost [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		S/ 87,211	S/ 71,207
Additions		15,304	15,357
Sales and/or retirement		(160)	(158)
Transfers and reclassifications		72	805
Balance at ending of period		102,427	87,211
Cost [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		24,543	24,543
Additions
Sales and/or retirement
Transfers and reclassifications
Balance at ending of period		24,543	24,543
Cost [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		1,975	1,975
Additions
Sales and/or retirement
Transfers and reclassifications
Balance at ending of period		1,975	1,975
Cost [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	52,800	52,846
Additions	[1]	543	1,412
Sales and/or retirement	[1]	(155)	(887)
Transfers and reclassifications	[1]		(571)
Balance at ending of period	[1]	53,188	52,800
Cost [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		166,529	150,571
Additions		15,847	16,769
Sales and/or retirement		(315)	(1,045)
Transfers and reclassifications		72	234
Balance at ending of period		182,133	166,529
Accumulated amortization [member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		42,863	30,243
Additions		14,020	12,620
Sales and/or retirement
Transfers
Balance at ending of period		56,883	42,863
Accumulated amortization [member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		15,527	13,073
Additions		2,454	2,454
Sales and/or retirement
Transfers
Balance at ending of period		17,981	15,527
Accumulated amortization [member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		71	71
Additions
Sales and/or retirement
Transfers
Balance at ending of period		71	71
Accumulated amortization [member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1]	10,095	9,887
Additions	[1]	76	340
Sales and/or retirement	[1]	(150)
Transfers	[1]		(132)
Balance at ending of period	[1]	10,021	10,095
Accumulated amortization [member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		68,556	53,274
Additions		16,550	15,414
Sales and/or retirement		(150)
Transfers			(132)
Balance at ending of period		84,956	68,556
Impairment [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[2]	456	456
Balance at ending of period	[2]	456	456
Impairment [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[2]
Balance at ending of period	[2]
Impairment [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[2]
Balance at ending of period	[2]
Impairment [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[1],[2]	33,921	33,921
Balance at ending of period	[1],[2]	33,921	33,921
Impairment [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period	[2]	34,377	34,377
Balance at ending of period	[2]	34,377	34,377
Net Carrying Value [Member] | IT Applications [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		45,088	43,892
Net Carrying Value [Member] | Finite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		6,562	9,016
Net Carrying Value [Member] | Indefinite Life Intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		1,904	1,904
Net Carrying Value [Member] | Exploration Cost and Mining Evaluation [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	9,246	8,784
Net Carrying Value [Member] | Intangible asset [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		S/ 62,800	S/ 63,596

[1]	As of December 31, 2025 and 2024, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.
[2]	As of December 31, 2025 and 2024, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets.